Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use lease assets	$ 6,031,284	$ 3,979,727
Operating lease liabilities – current	2,068,399	1,523,222
Operating lease liabilities – non-current	4,003,366	2,488,823
Total operating lease liabilities	6,071,765	4,012,045
Finance leases cost:
Amortization of right-of-use assets	120,005	351,626	$ 237,802
Interest on lease liabilities	58,671	80,738	72,678
Total finance leases cost	$ 178,676	$ 432,364	$ 310,480